Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Property, Plant and Equipment

	2017			2016
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	225	(14)	211	287	(8)	279
Reservoirs, dams and watercourses	3,285	(2,051)	1,234	5,347	(3,586)	1,761
Buildings, works and improvements	1,117	(786)	331	1,789	(1,371)	418
Machinery and equipment	2,936	(2,062)	874	4,519	(3,347)	1,172
Vehicles	29	(26)	3	29	(25)	4
Furniture and utensils	16	(13)	3	15	(12)	3

	7,608	(4,952)	2,656	11,986	(8,349)	3,637
In progress	106	—	106	138	—	138

Net property, plant and equipment	7,714	(4,952)	2,762	12,124	(8,349)	3,775

Movement in Property, Plant and Equipment

This table shows the changes in PP&E:

	2016	Addition	Jaguara, Miranda and Volta Grande Plants (1)	Disposals	Depreciation	Transfers / capitalizations	2017
In service
Land	279	—	(61)	(1)	(6)	—	211
Reservoirs, dams and watercourses	1,761	—	(441)	(4)	(85)	3	1,234
Buildings, works and improvements	418	—	(69)	—	(20)	2	331
Machinery and equipment	1,172	—	(305)	(5)	(93)	105	874
Vehicles	4	—	—	—	(1)	—	3
Furniture and utensils	3	—	—	—	—	—	3

	3,637	—	(876)	(10)	(205)	110	2,656
In progress	138	83		(17)	—	(98)	106

Net property, plant and equipment	3,775	83	(876)	(27)	(205)	12	2,762

(1)	Transferred to Concession financial assets , in relation to the Jaguara, Miranda and Volta Grande Plants (more details in Note 15).

	2015	Addition	Disposals	Depreciation	Transfers / capitalizations	2016
In service
Land	279	—	—	—	—	279
Reservoirs, dams and watercourses	1,830	—	—	(99)	30	1,761
Buildings, works and improvements	437	—	(1)	(23)	5	418
Machinery and equipment	1,192	—	(42)	(110)	132	1,172
Vehicles	8	—	—	(2)	(2)	4
Furniture and utensils	4	—	—	—	(1)	3

	3,750	—	(43)	(234)	164	3,637
In progress	190	120	(13)	—	(159)	138

Net property, plant and equipment	3,940	120	(56)	(234)	5	3,775

	2014	Additions	Disposals	Transfer of assets to Aliança Geração de Energia	Indemnity receivable	Depreciation	Transfers to Other long term assets	Transfers / capitalizations	2015
In service
Land	372	—	(12)	(41)	(16)	(3)	(17)	(4)	279
Reservoirs, dams and water courses	2,261	—	—	(163)	(46)	(127)	(102)	7	1,830
Buildings, works and improvements	609	—	(1)	(116)	(17)	(32)	(13)	7	437
Machinery and equipment	2,053	—	(3)	(308)	(466)	(149)	(69)	134	1,192
Vehicles	9	—	—	—	—	(3)	—	2	8
Furniture and utensils	5	—	—	—	—	—	—	(1)	4

	5,309	—	(16)	(628)	(545)	(314)	(201)	145	3,750
In progress	235	126	(4)	(3)	(1)	(1)	(22)	(140)	190

Net PP&E	5,544	126	(20)	(631)	(546)	(315)	(223)	5	3,940

Summary of Accumulated Investments in Consortium

	Interest in power output, %	Average annual depreciation rate %	2017	2016
In service
Queimado plant	82.50	4.0	217	217
Accumulated depreciation	—	—	(91)	(90)

Total in operation			126	127